Annual Total Returns[BarChart] - Federated Hermes Municipal Bond Fund Inc - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.18%	8.39%	(4.17%)	10.03%	2.66%	0.47%	5.07%	0.07%	7.96%	4.72%